EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated July 1, 2016 to the Prospectus of The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Emerging Markets Bond Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, The North American Equity Fund, and The Asia Ex Japan Fund, each a series of Baillie Gifford Funds, dated April 29, 2016, filed with the Securities and Exchange Commission on April 29, 2016 under Rule 497(e) (SEC Accession No. (0001104659-16-130769)).